Long-Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt

	Year Ended December 31,
	2020 $	2019 $
Revolving credit facilities due through 2024	185,000	341,132
Term loans due through 2023	64,568	221,729
Total principal	249,568	562,861
Less: unamortized discount and debt issuance costs	(6,607)	(3,182)
Total debt	242,961	559,679
Less: current portion	(10,858)	(43,573)
Long-term portion	232,103	516,106

As at December 31, 2020, the Company had one revolving credit facility (or the 2020 Revolver) (2019 - two revolving credit facilities) which, as at such date, provided for aggregate borrowings of up to $438.4 million, of which $253.4 million was undrawn (2019 - $371.5 million, of which $30.4 million was undrawn). Interest payments are based on LIBOR plus a margin, which was 2.40% as at December 31, 2020 (2019 - ranged from 2.00% to 2.75%). The total amount available under the 2020 Revolver decreases by $91.4 million (2021), $80.4 million (2022), $65.3 million (2023) and $201.3 million (2024). As at December 31, 2020, the Company also had one term loan (or the 2020 Term Loan) outstanding (2019 - three term loans), which totaled $64.6 million (2019 - $221.7 million). Interest payments are based on LIBOR plus a margin, which was 2.25% as at December 31, 2020 (2019 - based on a combination of a fixed rate of 5.40% and variable rates based on LIBOR plus margins, which ranged from 0.30% to 2.00%). The term loan reduces in quarterly payments and has a balloon repayment due at maturity in 2023. The 2020 Revolver and 2020 Term Loan are further described below.

In January 2020, the Company entered into the 2020 Revolver, which is scheduled to mature in December 2024, and which had an outstanding balance of $185.0 million drawn as at December 31, 2020. The 2020 Revolver was used to repay a portion of the $455.3 million previously outstanding under two previous revolving credit facilities of the Company, which were scheduled to mature in 2021 and 2022, and under two term loan facilities, which were scheduled to mature in 2020 and 2021. The 2020 Revolver is collateralized by 31 of the Company's vessels, together with other related security. The 2020 Revolver requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2020, the hull coverage ratio was 404%. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5% of the Company's total consolidated debt and obligations related to finance leases.
In August 2020, the Company entered into the 2020 Term Loan, which is scheduled to mature in August 2023, and which had an outstanding balance of $64.6 million as at December 31, 2020. The 2020 Term Loan was used to repay a portion of the $85.1 million previously outstanding under one previous term loan facility, which was scheduled to mature in 2021. The 2020 Term Loan is collateralized by four of the Company's vessels, together with other related security. The 2020 Term Loan requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding principal balance for the loan period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2020, the hull coverage ratio was 189%. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5% of the Company's total consolidated debt and obligations related to finance leases.

As at December 31, 2020, the Company was in compliance with all covenants in respect of the 2020 Revolver and the 2020 Term Loan.

The weighted-average interest rate on the Company’s long-term debt as at December 31, 2020 was 2.6% (2019 – 3.7%). This rate does not reflect the effect of the Company’s interest rate swap agreement (note 11).
The aggregate annual long-term debt principal repayments required to be made by the Company under the 2020 Revolver and the 2020 Term Loan subsequent to December 31, 2020, are $11.2 million (2021), $11.2 million (2022), $42.2 million (2023) and $185.0 million (2024).